Current Tax and Deferred Taxes	12 Months Ended
Dec. 31, 2022
Current Tax and Deferred Taxes Disclosure [Abstract]
Current tax and deferred taxes
16.	Current tax and deferred taxes:

(a)	Current Tax:

The Bank and its subsidiaries at the end of each year, have constituted a First Category Income Tax Provision, which was determined based on current tax regulations, and has been reflected in the statement of financial position net of taxes to be recovered or payable, as applicable, as of December 31, 2022 and 2021, according to the following detail:

	2022	2021
	MCh$	MCh$

Income taxes	311,532	299,396
Less:
Monthly prepaid taxes (PPM)	(492,990)	(182,903)
Credit for training expenses	(2,216)	(2,000)
Other	(2,795)	(2,210)
Total tax (receivable) payable, net	(186,469)	112,283

Tax Rate	27.00%	27.00%

	2022	2021
	MCh$	MCh$

Current tax assets	187,401	―
Current tax liabilities	(932)	(112,283)
Total tax receivable (payable), net	186,469	(112,283)

(b)	Income Tax:

The Bank’s tax expense recorded for the years ended December 31, 2022, 2021 and 2021 is detailed as follows:

	2022	2021	2020
	MCh$	MCh$	MCh$
Income tax expense:
Current year taxes	369,711	250,155	161,869
Tax from previous period	2,931	3,014	813
Subtotal	372,642	253,169	162,682
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(91,001)	20,163	(58,895)
Subtotal	(91,001)	20,163	(58,895)
Others	7,568	2,637	(564)
Net charge to income for income taxes	289,209	275,969	103,223

(c)	Reconciliation of effective tax rate:

The following table reconciles the income tax rate to the effective rate applied to determine the Bank’s income tax expense as of December 31, 2022, 2021 and 2021:

	2022		2021		2020
	Tax rate %	MCh$	Tax rate %	MCh$	Tax rate %	MCh$
Income tax calculated on net income before tax	27.00	468,453	27.00	359,717	27.00	136,310
Additions or deductions (*)	(10.33)	(179,245)	(6.27)	(83,587)	(7.76)	(39,195)
Other	0.00	1	(0.01)	(161)	1.21	6,108
Effective rate and income tax expense	16.67	289,209	20.72	275,969	20.45	103,223

(*)	The deductions of the tax rate for 2022, 2021 and 2020 mainly relate to permanent differences between tax and financial accounting rules.

(d)	Effect of deferred taxes on income and equity:

The effects of deferred taxes on assets, liabilities and income accounts are detailed as follows:

	Balance as of	Effect		Balance as of	Effect		Balance as of
	January 1, 2021	Income	OCI	December 31, 2021	Income	OCI	December 31, 2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Deferred tax assets:
Allowances for loan losses	217,361	(47,150)	—	170,211	47,677	—	217,888
Personnel provisions	16,516	(1,929)	—	14,587	5,924	—	20,511
Staff vacations	9,164	829	—	9,993	1,146	—	11,139
Accrued interest and indexation adjustments from past due loans	4,570	503	—	5,073	5,232	—	10,305
Staff severance indemnities provision	1,421	(67)	(125)	1,229	988	35	2,252
Provisions of credit card expenses	7,959	1,815	—	9,774	(628)	—	9,146
Provisions of accrued expenses	14,083	(1,768)	—	12,315	(486)	—	11,829
Derivative instruments adjustments	1,361	102	—	1,463	(261)	—	1,202
Adjustment for valuation and impairment of financial assets at fair value through OCI	—	270	2,774	3,044	—	804	3,848
Leasing	28,835	23,184	—	52,019	37,802	—	89,821
Other adjustments	37,488	11,401	—	48,889	(9,700)	—	39,189
Total Deferred tax assets	338,758	(12,810)	2,649	328,597	87,694	839	417,130
Deferred tax liabilities:
Depreciation of property and equipment and investment properties	17,256	(810)	—	16,446	(5,509)	—	10,937
Adjustment for valuation and impairment of financial assets at fair value through OCI	1,397	—	(1,397)	—	—	—	—
Transitory assets	6,533	1,580	—	8,113	995	—	9,108
Derivative instruments adjustments	—	—	—	—	—	—	—
Accrued interest to effective rate	2,774	(342)	—	2,432	4		2,436
Advance payment of lump-sum under union contracts	2,234	3,434	—	5,668	(2,980)	—	2,688
Intangible assets amortization	5,503	—	—	5,503	—	—	5,503
Other adjustments	10,544	3,491	—	14,035	4,183	54	18,272
Total Deferred tax liabilities	46,241	7,353	(1,397)	52,197	(3,307)	54	48,944
Total Assets (Liabilities) tax, net	292,517	(20,163)	4,046	276,400	91,001	785	368,186